Note 29 - Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
Reconciliation of site restoration provisions	2024	2023
Blanket Mine
Balance January 1	4,766	2,823
Unwinding of discount (note 18)	197	109
Change in estimate (Blanket Mine) (note 18)	317	1,834
Balance December 31	5,280	4,766

Motapa, Maligreen and Bilboes Gold
Balance January 1	6,219	135
Change in estimate (Motapa) (note 17)	(882)	1,466
Change in estimate (Maligreen) (note 17)	8	152
Change in estimate (Bilboes Gold) (note 17)	(961)	4,466
Balance December 31	4,384	6,219

Total balance December 31	9,664	10,985

Current	–	–
Non-current	9,664	10,985
	9,664	10,985